Reverse recapitalization	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Reverse recapitalization

Note 21. Reverse recapitalization

As described in Note 1, the Company completed the Reverse Recapitalization on the Closing Date. The transaction was structured as a merger of Legato III with and into Merger Sub (a newly formed, direct, wholly owned subsidiary of Einride), with Merger Sub surviving the Merger and Legato III ceasing to exist. As consideration, Einride AB issued its own Ordinary Shares, in the form of ADSs, to the former Legato III shareholders. Following the Merger, Merger Sub remains a direct, wholly owned subsidiary of Einride AB. References in this note to the “Reverse Recapitalization” comprise the Merger together with the related recapitalization steps described in Note 1. The PIPE Financings, the conversion of the Company’s convertible debenture and the de-SPAC compensation shares closed concurrently with, and conditional upon, the Merger but are separate transactions that are accounted for separately as described below and in Note 1.

Legato III was a special purpose acquisition company (SPAC) incorporated in the Cayman Islands for the sole purpose of effecting a merger. Legato III had no operating activities, employed no employees, owned no intellectual property, and generated no revenue other than investment income on assets held in its Trust Account.

The Reverse Recapitalization is not within the scope of IFRS 3, Business Combinations. Einride was identified as the accounting acquirer, primarily because existing Einride shareholders held the largest voting interest in the combined company, the members of the board of directors were predominantly Einride nominees, Einride’s senior management continues as the management of the combined company, and Einride is the larger entity and the only operating company within the combining companies. Furthermore, Legato III does not meet the definition of a “business” in accordance with IFRS 3, as it consisted primarily of cash held in the Trust Account and had no organized workforce or other processes capable of contributing to the creation of outputs; as such, the transaction was accounted for by applying the principles of IFRS 2, Share-based Payment by analogy. Under IFRS 2, an entity measures the goods or services received in equity-settled share-based payment transactions at the fair value of the goods or services received, unless that fair value cannot be estimated reliably, in which case it measures them by reference to the fair value of the equity instruments granted. As the fair value of the stock exchange listing service received cannot be estimated reliably, the increase in equity has been measured by reference to the fair value of the shares issued by Einride to the former Legato III shareholders. Any excess of fair value of equity instruments issued by Einride over the fair value of Legato III’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.

These interim financial statements have been prepared as a continuation of Einride with:

●	the assets and liabilities of Einride recognized and measured in the interim financial statements at their carrying amounts immediately prior to the Reverse Recapitalization;

●	the pre-transaction equity balances of Einride AB including share capital, share premium, foreign currency translation reserve, and accumulated deficit are also carried forward without restatement;

●	the identifiable net assets of Legato III received in the transaction (principally cash net of redemptions, less accrued expenses, deferred underwriting commissions (a pre-existing contractual obligation of Legato III to its IPO underwriters that became payable upon consummation of a business combination and was settled out of the Trust Account at Closing), warrant liabilities assumed, and other payables) are recognized at their fair values at the Closing Date. No goodwill arises because the transaction is not a business combination under IFRS 3;

●	the equity instruments issued by Einride AB to former Legato III shareholders are recorded in share capital (at par value) and share premium (for the excess), measured at the fair value of the equity instruments issued. The fair value was determined at the Closing Date by reference to the equity value of Einride of USD 1,350 million negotiated in the Business Combination Agreement (equivalent to USD 10.90 per Ordinary Share, the price at which ADSs were issued in the concurrent PIPE Financing), multiplied by the Legato III shareholders’ ownership interest in the combined company, and translated at the USD/SEK exchange rate prevailing on the Closing Date;

●	the excess of the fair value of the equity instruments issued by Einride AB over the fair value of the identifiable net assets of Legato III received is recognized as a listing expense in the statement of comprehensive loss in accordance with IFRS 2; and

●	the comparative information presented in these interim financial statements is that of Einride AB.

Upon closing of the Reverse Recapitalization, the Company received SEK 1,768,521 thousand from the Trust Account, after deducting interim redemptions paid in connection with Legato III’s extension meeting prior to Closing. After deducting cash paid to Legato III shareholders that exercised their redemption rights at Closing and payment of deferred underwriting commissions and Legato III’s other transaction costs paid at Closing, the Company retained net proceeds of SEK 8,579 thousand. The following table reconciles the elements of the Reverse Recapitalization to the interim statements of cash flows and the interim statement of changes in equity for the six months ended June 30, 2026:

(SEK in thousand)	Amount
Cash held in Trust Account, net of interim redemptions	1,768,521
Add: Other Cash transfer received per Legato III closing balance sheet	1,527
Less: Shareholder redemptions at Closing	(1,737,642)
Less: Payment of deferred underwriting commissions	(19,382)
Less: Transaction costs and professional fees paid at Closing (a)	(4,445)
Proceeds from Reverse Recapitalization, net	8,579

Less: Legato III Public and Private Warrant liabilities assumed	(270,886)
Less: Accrued liabilities for Legato III’s unpaid transaction related costs assumed	(11,779)
Less: Notes payable liability assumed	(4,775)
Add: Listing expense (IFRS 2 charge)	636,267
Issuance of shares in Reverse Recapitalization, net	357,406

The amount of SEK 357,406 thousand presented as “Issuance of shares in Reverse Recapitalization, net” in the table above, represents the deemed fair value of the equity instruments issued to the former Legato III shareholders, which equals the gross credit recognized in equity in connection with the Reverse Recapitalization.

The net cash received in connection with the Reverse Recapitalization is presented within financing activities in the interim condensed consolidated statement of cash flows, reflecting the substance of the transaction as a capital-raising and listing arrangement that is, in substance, an issue of equity instruments for cash.

The following table displays the reconciliation of the total market capitalization attributable to Legato III shareholders and the reverse recapitalization impact to share premium as of June 9, 2026 and the calculation of the listing expense recognized for the six months ended June 30, 2026:

Description	Amount
Fair value of Einride (negotiated equity value per the amended BCA) on Closing Date in USD	1,350,000,000
USD/SEK exchange rate at the Closing Date	9.4234
Fair value of Einride in TSEK	12,721,590
Legato III shareholders’ ownership interest in the combined company at Closing	2.81%
Deemed fair value of shares issued to Legato III shareholders in TSEK	357,406
Less: Net assets of Legato III:
Cash and cash equivalents (Trust, net of redemptions) in TSEK	8,579
Less: Notes payable liability assumed in TSEK	(4,775)
Less: Accrued liabilities for Legato III’s unpaid transaction related costs assumed in TSEK	(11,779)
Less: Legato III Public and Private Warrant liabilities assumed in TSEK (a)	(270,886)
Total net assets of Legato III as of the Closing Date in TSEK	(278,861)
Listing expense in TSEK (b)	636,267

(a)	Represents the fair market value as of the Closing Date of certain warrants over the Company shares (“SPAC warrants”) issued by Einride to replace Public and Private Warrant previously issued by Legato III. The new warrants have the same terms and conditions as the warrants issued by Legato. As the terms of the Legato III’s Public Warrants and Private Placement Warrants are substantially the same before and after the completion of the Reverse Recapitalization, the Warrants are not deemed to be additional consideration under IFRS 2 but rather the Legato III Public Warrants and Private Placement Warrants were assumed as part of the Reverse Recapitalization. The assumed warrant liabilities are deducted from the net assets of Legato III in determining the IFRS 2 listing expense, which increases the listing expense amount.

(b)	The listing expense of SEK 636,267 thousand has been recognized in the condensed consolidated interim statement of comprehensive loss as part of general and administrative expenses within operating loss, separate from financial income/expense items. The listing expense recognized is a non-cash charge.

The following table displays the reconciliation of the total market capitalization attributable to Legato III stockholders and the reverse recapitalization impact to share premium for the six months ended June 30, 2026:

Description	Amount
(SEK in thousand)
Deemed fair value of shares issued to Legato III shareholders	357,406
Less: Ordinary shares issued (par value of shares issued)	(16)
Additional share premium from Reverse Recapitalization, net	357,390

The Reverse Recapitalization also involved:

●	the Company’s outstanding convertible debenture with a carrying amount of SEK 235,585 thousand (host debt component at amortized cost) and an associated embedded derivative liability of SEK 4,712 thousand (conversion feature measured at FVTPL) converting into Einride ordinary shares. Upon conversion, the host debt component and embedded derivative liability (conversion feature) were derecognized, and the corresponding equity was recognized in share capital by SEK 11 thousand and SEK 240,286 thousand in share premium. The conversion of the convertible debenture did not result in any gain or loss, as the conversion was effected in accordance with the original contractual terms (see Note 16); and

●	professional services expenditure of SEK 202,912 thousand, incurred to facilitate listing on Nasdaq, which, in addition to the SEK 636,267 thousand described in the table above, has resulted in a total of SEK 839,179 thousand related to the share listing and associated expenses being recognized in the profit or loss.